Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net loss for the period	$ (5,755)	$ (776)	$ (8,578)	$ (1,921)
Items not affecting cash and cash equivalents:
Depreciation and amortization	479	363	1,215	1,084
Share-based compensation costs	427	33	454	176
Impairment of intangible assets (note 8)	1,459		1,459
Employee future benefits	135		178
Amortization of deferred revenues	(39)		(39)
Change in fair value of warrant and DSU liabilities	(271)		(2,026)
Other non-cash items	23		34
Income tax recovery	(112)	(212)	(998)	(525)
Changes in operating assets and liabilities (note 15)	(4,125)	736	(3,268)	(311)
Net cash used in operating activities	(7,779)	144	(11,569)	(1,497)
Cash flows from financing activities
Exercise of stock options		12		13
Payments on exercise of DSUs	(74)		(74)
Payments on lease liabilities	(114)	(71)	(312)	(205)
Net cash used in financing activities	(188)	(59)	(386)	(192)
Cash flows from investing activities
Acquisition of Aeterna Zentaris Inc. (note 3)			26,037
Purchase of property and equipment	(131)	(50)	(852)	(135)
Changes in restricted cash equivalents	214		214
Net cash provided by (used) in investing activities	83	(50)	25,399	(135)
Effect of exchange rate changes on cash and cash equivalents	78	(209)	(124)	(2)
Net change in cash and cash equivalents	(7,806)	(174)	13,320	(1,826)
Cash and cash equivalents – Beginning of period	27,804	8,538	6,678	10,190
Cash and cash equivalents – End of period	$ 19,998	$ 8,364	$ 19,998	$ 8,364